60912 4/00
Prospectus Supplement
dated April 10, 2000 to:
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PUTNAM BALANCED RETIREMENT FUND
Prospectuses dated February 29, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Mr. King's, Ms. Mockard's, Mr. Pohl's, and Mr. Prusko's length of service to the Fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.


Manager                  Since      Experience
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David L. King            2000       1983 - Present       Putnam Management
Managing Director
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Jeanne L. Mockard        2000       1990 - Present       Putnam Management
Senior Vice President
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Charles Pohl             1996       1983 - Present       Putnam Management
Senior Vice President
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James M. Prusko          1998       1992 - Present       Putnam Management
Senior Vice President
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